UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony International Equity Fund
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.2%
	COMMON STOCKS – 97.2%
	Automobiles – 6.8%
1,731	Ferrari NV, (2)	$181,375
10,794	Fiat Chrysler Automobiles NV, (2), (3)	192,708
23,000	Geely Automobile Holdings Limited, (2)	79,221
5,909	Peugeot SA, (2)	120,019
1,845	Renault SA, (2)	185,197
5,209	Tata Motors Limited, Sponsored ADR	172,262
4,000	Toyota Motor Corporation, (2)	254,920
	Total Automobiles	1,185,702
	Banks – 8.1%
22,550	Bank of Ireland, (3)	191,967
38,745	Bankia SA, (2), (3)	184,928
6,128	HSBC Holdings PLC, (2)	63,290
6,390	Itau Unibanco Holding SA, Sponsored ADR	83,070
2,195	KBC Group NV, (2)	187,043
211,749	Lloyds Banking Group PLC, (2)	194,170
2,095	Royal Bank of Canada	171,083
10,249	Sberbank of Russia, Sponsored ADR, (2)	174,541
2,833	Toronto-Dominion Bank	165,991
	Total Banks	1,416,083
	Biotechnology – 1.2%
1,300	CSL Limited, (2)	142,862
662	Galapagos NV, (2), (3)	62,378
	Total Biotechnology	205,240
	Building Products – 1.0%
4,000	Asahi Glass Company Limited, (2)	172,898
	Capital Markets – 0.5%
6,907	3I Group PLC, (2)	85,033
	Chemicals – 7.0%
2,519	BASF AG, (2)	276,161
1,942	Covestro AG, 144A, (2)	199,961
17,400	Mitsubishi Chemical Holdings Corporation, (2)	190,390
5,400	Mitusi Chemicals, (2)	173,164
3,671	Sasol Limited, (2)	126,899
1,000	Shin-Etsu Chemical Company Limited, (2)	101,323
NUVEEN      1

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
1,178	Solvay SA, (2)	$ 163,785
	Total Chemicals	1,231,683
	Construction & Engineering – 4.0%
1,123	Compagnie d'Entreprises	163,982
15,333	Fomento de Construcciones y Contratas SA, (2), (3)	158,366
3,300	Taisei Corporation, (2)	164,112
2,193	Vinci S.A, (2)	223,887
	Total Construction & Engineering	710,347
	Diversified Financial Services – 2.8%
1,868	Eurazeo SA, (2)	172,573
2,933	EXOR NV	179,829
8,700	Orix Corporation, (2)	146,689
	Total Diversified Financial Services	499,091
	Diversified Telecommunication Services – 2.4%
4,200	Nippon Telegraph and Telephone Corporation, (2)	197,459
2,138	PT Telekomunikasi Indonesia, Sponsored ADR	68,886
17,439	Telekom Austria AG	161,723
	Total Diversified Telecommunication Services	428,068
	Electric Utilities – 1.6%
17,780	Enersis Americas SA, ADR	198,603
21,500	Tokyo Electric Power Company Inc., (2), (3)	84,853
	Total Electric Utilities	283,456
	Electrical Equipment – 1.3%
8,636	ABB Limited, (2)	231,309
	Electronic Equipment, Instruments & Components – 1.2%
28,000	Hitachi Limited, (2)	217,230
	Energy Equipment & Services – 0.5%
5,335	Tenaris SA, (2)	84,677
	Equity Real Estate Investment Trust – 1.5%
17,000	Link REIT, (2)	157,281
31,173	Stockland, (2)	108,742
	Total Equity Real Estate Investment Trust	266,023
	Food & Staples Retailing – 3.4%
26,255	Distribuidora Internacional de Alimentacion SA, (2), (3)	135,414
3,269	Loblaw Companies Limited	177,416
3,700	Welcia Holdings Co., Ltd, (2)	159,705
41,125	William Morrison Supermarkets PLC	122,099
	Total Food & Staples Retailing	594,634
2      NUVEEN

Shares	Description (1)	Value
	Food Products – 0.8%
1,707	Nestle SA, (2)	$ 146,761
	Health Care Equipment & Supplies – 1.0%
3,400	Hoya Corporation, (2)	169,331
	Hotels, Restaurants & Leisure – 4.5%
9,662	Aristicrat Leisure Limited, (2)	177,918
1,990	Carnival Corporation, (2)	130,933
180,200	Genting Singapore PLC, (2)	175,990
39,000	Melco International Development Limited, (2)	114,367
1,593	Paddy Power Betfair PLC	189,607
	Total Hotels, Restaurants & Leisure	788,815
	Household Durables – 1.2%
4,800	Sony Corporation, (2)	215,438
	Household Products – 1.1%
6,626	Essity Aktiebolag, (2)	188,297
	Independent Power & Renewable Electricity Producers – 0.9%
6,177	Endesa SA Chile, ADR	166,223
	Insurance – 7.7%
1,202	Allianz AG ORD Shares, (2)	275,075
4,024	ASR Nederland N.V., (2)	165,655
29,607	CGNU PLC, (2)	201,929
7,788	Manulife Financial Corporation	162,452
934	Muenchenener Rueckver AG, (2)	201,697
4,192	NN Group NV, (2)	181,319
5,842	Power Financial Corporation	160,527
	Total Insurance	1,348,654
	Internet Software & Services – 1.2%
20,914	Auto Trader Group PLC, 144A	99,620
900	mixi, Inc., (2)	40,309
1,500	Tencent Holdings Limited, (2)	77,637
	Total Internet Software & Services	217,566
	IT Services – 1.0%
24,000	Fujitsu Limited, (2)	170,149
	Machinery – 2.3%
7,366	CNH Industrial NV, (2)	98,546
5,100	Hitachi Construction Machinery Co., Ltd, (2)	184,832
3,400	Komatsu, Ltd, (2)	122,875
	Total Machinery	406,253
NUVEEN      3

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Media – 1.0%
45,631	Mediaset SpA	$ 176,844
	Metals & Mining – 5.3%
5,516	Anglo American PLC, (2)	114,727
17,754	AngloGold Ashanti Limited, (2)	185,103
7,699	BHP Billiton Limited, (2)	176,853
11,465	BHP Billiton PLC, (2)	231,826
3,659	Rio Tinto Limited, (2)	215,131
	Total Metals & Mining	923,640
	Multiline Retail – 0.9%
1,227	Dollarama Inc.	153,302
	Multi-Utilities – 0.8%
7,093	RWE AG, (2)	144,345
	Oil, Gas & Consumable Fuels – 1.0%
10,306	Crescent Point Energy Corporation	78,545
10,531	Petroleo Brasileiro, Sponsored ADR	103,520
	Total Oil, Gas & Consumable Fuels	182,065
	Paper & Forest Products – 2.0%
6,241	UPM-Kymmene Corporation, (2)	193,751
2,674	West Fraser Timber Company Limited	165,013
	Total Paper & Forest Products	358,764
	Personal Products – 1.4%
4,477	Unilever NV, (2)	248,322
	Pharmaceuticals – 5.4%
3,337	Novartis AG, (2)	280,817
3,500	Ono Pharmaceutical Company Limited, (2)	81,416
870	Roche Holdings AG, (2)	219,984
3,400	Shionogi & Company Limited, (2)	183,718
2,403	UCB SA, (2)	190,541
	Total Pharmaceuticals	956,476
	Professional Services – 0.8%
5,800	Recruit Holdings Company Limited, (2)	144,014
	Real Estate Management & Development – 1.7%
10,000	CK Asset Holdings Ltd, (2)	87,172
12,000	Kerry Properties Limited, (2)	53,907
69,500	Shimao Property Holdings Limited, (2)	150,773
	Total Real Estate Management & Development	291,852
	Software – 3.1%
3,000	Konoami Corporation, (2)	164,977
4      NUVEEN

Shares	Description (1)	Value
	Software (continued)
6,400	Nexon Company Limited, (2), (3)	$185,602
273	NICE Ltd, (2)	24,946
2,141	UbiSoft Entertainment S.A, (2), (3)	164,496
	Total Software	540,021
	Specialty Retail – 0.4%
17,287	JD Sports Fashion PLC, (2)	78,325
	Technology Hardware, Storage & Peripherals – 1.6%
5,500	Canon Inc, (2)	204,920
1,700	Fuji Photo Film Co., Ltd., (2)	69,368
	Total Technology Hardware, Storage & Peripherals	274,288
	Trading Companies & Distributors – 4.7%
11,200	Itochu Corporation, (2)	208,785
26,400	Marubeni Corporation, (2)	190,864
8,400	Mitsubishi Corporation, (2)	231,620
11,100	Sumitomo Corporation, (2)	188,275
	Total Trading Companies & Distributors	819,544
	Wireless Telecommunication Services – 2.1%
10,371	Mobile Telesystems SA, Sponsored ADR	105,680
80,785	Vodafone Group PLC, (2)	255,361
	Total Wireless Telecommunication Services	361,041
	Total Long-Term Investments (cost $14,453,858)	17,081,804

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.6%
	INVESTMENT COMPANIES – 2.6%
453,991	BlackRock Liquidity Funds T-Fund Portfolio, (4)	$ 453,991
	Total Short-Term Investments (cost $453,991)	453,991
	Total Investments (cost $14,907,849) – 99.8%	17,535,795
	Other Assets Less Liabilities – 0.2%	30,488
	Net Assets – 100%	$ 17,566,283
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
NUVEEN      5

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,418,244	$13,663,560	$ —	$17,081,804
Short-Term Investments:
Investment Companies	453,991	—	—	453,991
Total	$3,872,235	$13,663,560	$ —	$17,535,795
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$627,794	$ —	$ —	$(627,794)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.
Tax cost of investments	$14,910,514
Gross unrealized:
Appreciation	$ 2,702,441
Depreciation	(77,160)
Net unrealized appreciation (depreciation) of investments	$ 2,625,281
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
6      NUVEEN

Nuveen Symphony Large-Cap Growth Fund
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Aerospace & Defense – 3.9%
10,724	Boeing Company	$3,162,615
5,510	Huntington Ingalls Industries Inc	1,298,707
4,906	Lockheed Martin Corporation	1,575,071
	Total Aerospace & Defense	6,036,393
	Air Freight & Logistics – 0.6%
3,710	FedEx Corporation	925,793
	Airlines – 0.8%
19,398	Southwest Airlines Co.	1,269,599
	Auto Components – 0.4%
3,848	Lear Corporation	679,788
	Banks – 0.5%
3,301	SVB Financial Group	771,675
	Beverages – 1.7%
3,449	Constellation Brands, Inc., Class A	788,338
15,580	PepsiCo, Inc.	1,868,353
	Total Beverages	2,656,691
	Biotechnology – 4.5%
17,301	AbbVie Inc.	1,673,180
9,005	Amgen Inc.	1,565,969
4,119	Biogen Inc.	1,312,190
3,778	BioMarin Pharmaceutical Inc.	336,884
6,123	Celgene Corporation	638,996
11,568	Gilead Sciences, Inc.	828,732
4,656	Vertex Pharmaceuticals Inc	697,748
	Total Biotechnology	7,053,699
	Building Products – 0.9%
31,065	Masco Corporation	1,364,996
	Capital Markets – 1.6%
14,708	Charles Schwab Corporation	755,550
14,219	Intercontinental Exchange Group, Inc	1,003,293
6,237	MSCI Inc.	789,230
	Total Capital Markets	2,548,073
NUVEEN      7

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Chemicals – 3.4%
9,765	FMC Corporation	$924,355
14,560	Huntsman Corporation	484,703
13,876	LyondellBasell Industries NV	1,530,800
25,471	Olin Corporation	906,258
13,360	Westlake Chemical Corporation	1,423,241
	Total Chemicals	5,269,357
	Commercial Services & Supplies – 0.9%
4,920	Cintas Corporation	766,684
7,278	Waste Management, Inc.	628,091
	Total Commercial Services & Supplies	1,394,775
	Communications Equipment – 0.9%
14,295	Cisco Systems, Inc.	547,499
6,276	Palo Alto Networks, Incorporated	909,643
	Total Communications Equipment	1,457,142
	Construction Materials – 0.8%
11,121	Eagle Materials Inc.	1,260,009
	Diversified Financial Services – 0.8%
23,539	Voya Financial Inc.	1,164,474
	Electrical Equipment – 1.0%
7,932	Rockwell Automation, Inc.	1,557,448
	Electronic Equipment, Instruments & Components – 0.6%
22,490	Trimble Navigation Limited	913,994
	Equity Real Estate Investment Trust – 1.8%
7,520	American Tower Corporation, REIT	1,072,878
2,586	Equinix Inc.	1,172,027
16,531	Gaming and Leisure Properties Inc.	611,647
	Total Equity Real Estate Investment Trust	2,856,552
	Food & Staples Retailing – 0.6%
14,020	Sysco Corporation	851,435
	Food Products – 1.0%
3,340	Ingredion Inc	466,932
19,147	Lamb Weston Holding, Inc	1,080,848
	Total Food Products	1,547,780
	Health Care Equipment & Supplies – 4.1%
22,206	Abbott Laboratories	1,267,296
5,468	Becton, Dickinson and Company	1,170,480
8,318	Danaher Corporation	772,077
10,210	Edwards Lifesciences Corporation	1,150,769
8      NUVEEN

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
9,239	Medtronic, PLC	$746,049
10,486	Zimmer Biomet Holdings, Inc.	1,265,346
	Total Health Care Equipment & Supplies	6,372,017
	Health Care Providers & Services – 3.5%
6,530	Anthem Inc.	1,469,315
7,027	CIGNA Corporation	1,427,114
11,170	UnitedHealth Group Incorporated	2,462,538
	Total Health Care Providers & Services	5,358,967
	Hotels, Restaurants & Leisure – 4.3%
5,259	Dominos Pizza Inc.	993,741
12,137	Marriott International, Inc., Class A	1,647,355
10,236	McDonald's Corporation	1,761,820
7,720	Royal Caribbean Cruises Limited	920,842
23,666	Starbucks Corporation	1,359,138
	Total Hotels, Restaurants & Leisure	6,682,896
	Household Durables – 0.8%
4,507	Mohawk Industries Inc	1,243,481
	Industrial Conglomerates – 1.2%
11,697	Honeywell International Inc.	1,793,852
	Insurance – 2.6%
10,580	Lincoln National Corporation	813,285
16,537	Marsh & McLennan Companies, Inc.	1,345,946
32,012	Progressive Corporation	1,802,916
	Total Insurance	3,962,147
	Internet & Direct Marketing Retail – 4.1%
5,469	Amazon.com, Inc.	6,395,831
	Internet Software & Services – 9.6%
8,079	Alphabet Inc., Class A	8,510,419
16,060	eBay Inc.	606,104
33,097	Facebook Inc., Class A Shares	5,840,297
	Total Internet Software & Services	14,956,820
	IT Services – 5.2%
4,880	DXC Technology Company	463,112
8,200	Fidelity National Information Services	771,538
10,006	Leidos Holdings Inc	646,087
13,757	MasterCard, Inc., Class A	2,082,259
19,380	PayPal Holdings, Inc.	1,426,756
22,947	Visa Inc., Class A	2,616,417
	Total IT Services	8,006,169
NUVEEN      9

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Life Sciences Tools & Services – 0.8%
6,392	Thermo Fisher Scientific, Inc.	$ 1,213,713
	Machinery – 3.0%
9,232	Caterpillar Inc.	1,454,779
14,008	Donaldson Company, Inc.	685,692
5,337	Fortive Corporation	386,132
14,334	Graco Inc.	648,183
8,019	Lincoln Electric Holdings Inc.	734,380
9,840	Wabtec Corporation	801,271
	Total Machinery	4,710,437
	Media – 2.6%
71,749	Comcast Corporation, Class A	2,873,548
35,406	Lions Gate Entertainment Corporation, Equity, Class B	1,123,786
	Total Media	3,997,334
	Multiline Retail – 0.2%
15,310	Macy's, Inc.	385,659
	Oil, Gas & Consumable Fuels – 1.3%
18,190	Cheniere Energy Inc.	979,350
20,338	ONEOK, Inc	1,087,066
	Total Oil, Gas & Consumable Fuels	2,066,416
	Personal Products – 1.0%
11,692	Estee Lauder Companies Inc., Class A	1,487,690
	Pharmaceuticals – 1.3%
10,211	Bristol-Myers Squibb Company	625,730
3,654	Eli Lilly and Company	308,617
15,412	Zoetis Incorporated	1,110,280
	Total Pharmaceuticals	2,044,627
	Professional Services – 0.3%
3,849	Dun and Bradstreet Inc.	455,760
	Road & Rail – 2.2%
11,927	Landstar System	1,241,601
16,349	Union Pacific Corporation	2,192,401
	Total Road & Rail	3,434,002
	Semiconductors & Semiconductor Equipment – 4.0%
10,796	Analog Devices, Inc.	961,168
29,644	Applied Materials, Inc.	1,515,401
9,680	Broadcom Limited	2,486,792
16,446	Microsemi Corporation	849,436
2,356	NVIDIA Corporation	455,886
	Total Semiconductors & Semiconductor Equipment	6,268,683
10      NUVEEN

Shares	Description (1)	Value
	Software – 11.6%
10,560	Adobe Systems Incorporated	$1,850,534
15,962	Electronic Arts Inc.	1,676,968
11,824	Intuit, Inc.	1,865,591
107,791	Microsoft Corporation	9,220,442
14,506	Parametric Technology Corporation	881,530
6,446	Red Hat, Inc.	774,164
8,565	Synopsys Inc.	730,081
7,607	VMware Inc., Class A, (2)	953,309
	Total Software	17,952,619
	Specialty Retail – 3.7%
21,530	Home Depot, Inc.	4,080,581
9,336	Tiffany & Co.	970,477
8,614	TJX Companies, Inc.	658,627
	Total Specialty Retail	5,709,685
	Technology Hardware, Storage & Peripherals – 5.6%
51,035	Apple, Inc.	8,636,653
	Total Long-Term Investments (cost $93,881,985)	154,715,131

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	INVESTMENT COMPANIES – 0.3%
451,214	BlackRock Liquidity Funds T-Fund Portfolio, (3)	$ 451,214
	Total Short-Term Investments (cost $451,214)	451,214
	Total Investments (cost $94,333,199) – 100.0%	155,166,345
	Other Assets Less Liabilities – (0.0)%	(6,405)
	Net Assets – 100%	$ 155,159,940
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      11

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$154,715,131	$ —	$ —	$154,715,131
Short-Term Investments:
Investment Companies	451,214	—	—	451,214
Total	$155,166,345	$ —	$ —	$155,166,345
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.
Tax cost of investments	$94,792,179
Gross unrealized:
Appreciation	$61,048,229
Depreciation	(674,063)
Net unrealized appreciation (depreciation) of investments	$60,374,166
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
REIT	Real Estate Investment Trust
12      NUVEEN

Nuveen Symphony Low Volatility Equity Fund
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Aerospace & Defense – 3.7%
7,904	Boeing Company	$2,330,969
3,235	Huntington Ingalls Industries Inc	762,489
2,988	Lockheed Martin Corporation	959,297
3,390	Northrop Grumman Corporation	1,040,425
	Total Aerospace & Defense	5,093,180
	Air Freight & Logistics – 0.9%
4,978	FedEx Corporation	1,242,210
	Banks – 6.0%
50,701	Citizens Financial Group Inc.	2,128,428
24,698	Comerica Incorporated	2,144,033
15,061	Hancock Holding Company	745,520
24,192	JP Morgan Chase & Co.	2,587,093
2,990	SVB Financial Group, (2)	698,972
	Total Banks	8,304,046
	Biotechnology – 2.5%
5,328	Amgen Inc.	926,539
4,098	Biogen Inc.	1,305,500
6,290	Celgene Corporation	656,425
7,322	Gilead Sciences, Inc.	524,548
	Total Biotechnology	3,413,012
	Building Products – 1.4%
18,622	Jeld-Wen Holding, Inc	733,148
25,890	Masco Corporation	1,137,607
	Total Building Products	1,870,755
	Capital Markets – 0.8%
22,477	Charles Schwab Corporation	1,154,643
	Chemicals – 3.9%
5,227	Air Products & Chemicals Inc	857,647
9,970	FMC Corporation	943,760
28,024	Olin Corporation	997,093
5,721	Praxair, Inc.	884,925
15,572	Westlake Chemical Corporation	1,658,885
	Total Chemicals	5,342,310
NUVEEN      13

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 3.8%
8,706	Cintas Corporation	$1,356,656
20,148	Waste Connections Inc	1,429,299
27,755	Waste Management, Inc.	2,395,257
	Total Commercial Services & Supplies	5,181,212
	Distributors – 0.6%
6,897	Pool Corporation	894,196
	Diversified Financial Services – 0.5%
13,724	Voya Financial Inc.	678,926
	Equity Real Estate Investment Trust – 5.0%
12,922	CyrusOne Inc	769,247
25,424	DCT Industrial Trust Inc	1,494,423
48,117	Duke Realty Corporation	1,309,263
2,792	Equinix Inc.	1,265,390
6,228	SBA Communications Corporation	1,017,406
11,037	Sun Communities Inc	1,024,013
	Total Equity Real Estate Investment Trust	6,879,742
	Food Products – 1.7%
12,120	Kraft Heinz Company	942,451
25,635	Lamb Weston Holding, Inc	1,447,096
	Total Food Products	2,389,547
	Health Care Equipment & Supplies – 6.3%
35,791	Abbott Laboratories	2,042,592
5,984	Becton, Dickinson and Company	1,280,935
15,570	Danaher Corporation	1,445,207
19,057	Medtronic, PLC	1,538,853
4,107	Teleflex Inc	1,021,904
11,198	Zimmer Biomet Holdings, Inc.	1,351,263
	Total Health Care Equipment & Supplies	8,680,754
	Health Care Providers & Services – 2.1%
8,074	CIGNA Corporation	1,639,749
4,875	Humana Inc.	1,209,341
	Total Health Care Providers & Services	2,849,090
	Hotels, Restaurants & Leisure – 2.4%
13,679	Marriott International, Inc., Class A	1,856,651
8,434	McDonald's Corporation	1,451,660
	Total Hotels, Restaurants & Leisure	3,308,311
	Household Products – 2.0%
22,154	Church & Dwight Company Inc.	1,111,466
6,654	Clorox Company	989,716
14      NUVEEN

Shares	Description (1)	Value
	Household Products (continued)
8,959	Colgate-Palmolive Company	$ 675,957
	Total Household Products	2,777,139
	Industrial Conglomerates – 2.1%
18,916	Honeywell International Inc.	2,900,958
	Insurance – 7.8%
11,061	Ace Limited	1,616,344
19,392	AFLAC Incorporated	1,702,230
10,882	AON PLC	1,458,188
23,324	Marsh & McLennan Companies, Inc.	1,898,340
44,880	Progressive Corporation	2,527,641
13,110	Prudential Financial, Inc.	1,507,388
	Total Insurance	10,710,131
	Internet & Direct Marketing Retail – 3.7%
3,305	Amazon.com, Inc.	3,865,099
672	Priceline Group Incorporated	1,167,761
	Total Internet & Direct Marketing Retail	5,032,860
	Internet Software & Services – 4.2%
4,874	Alphabet Inc., Class A	5,134,272
19,137	eBay Inc.	722,230
	Total Internet Software & Services	5,856,502
	IT Services – 9.6%
19,455	DXC Technology Company	1,846,280
15,094	Fidelity National Information Services	1,420,195
82,600	First Data Corporation, Class A	1,380,246
7,394	Fiserv, Inc.	969,575
16,137	MasterCard, Inc., Class A	2,442,496
9,885	PayPal Holdings, Inc.	727,734
19,195	Vantiv Inc., Class A	1,411,792
26,408	Visa Inc., Class A	3,011,040
	Total IT Services	13,209,358
	Life Sciences Tools & Services – 1.3%
4,410	Thermo Fisher Scientific, Inc.	837,371
4,819	Waters Corporation	930,982
	Total Life Sciences Tools & Services	1,768,353
	Machinery – 1.8%
15,745	Caterpillar Inc.	2,481,097
	Multi-Utilities – 1.7%
23,392	CenterPoint Energy, Inc.	663,397
NUVEEN      15

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Multi-Utilities (continued)
35,058	CMS Energy Corporation	$ 1,658,243
	Total Multi-Utilities	2,321,640
	Oil, Gas & Consumable Fuels – 3.1%
6,080	Chevron Corporation	761,155
11,906	EOG Resources, Inc.	1,284,777
17,604	ONEOK, Inc	940,934
12,401	Phillips 66	1,254,361
	Total Oil, Gas & Consumable Fuels	4,241,227
	Pharmaceuticals – 3.1%
15,135	Bristol-Myers Squibb Company	927,473
24,080	Johnson & Johnson	3,364,457
	Total Pharmaceuticals	4,291,930
	Road & Rail – 3.5%
14,667	Landstar System	1,526,835
12,017	Norfolk Southern Corporation	1,741,263
12,059	Union Pacific Corporation	1,617,112
	Total Road & Rail	4,885,210
	Semiconductors & Semiconductor Equipment – 2.6%
14,056	Analog Devices, Inc.	1,251,406
3,461	Broadcom Limited	889,131
13,308	KLA-Tencor Corporation	1,398,271
	Total Semiconductors & Semiconductor Equipment	3,538,808
	Software – 7.9%
12,361	Electronic Arts Inc.	1,298,647
7,865	Intuit, Inc.	1,240,940
55,419	Microsoft Corporation	4,740,541
43,169	Oracle Corporation	2,041,030
12,457	ServiceNow Inc, (2)	1,624,268
	Total Software	10,945,426
	Specialty Retail – 1.4%
10,492	Home Depot, Inc.	1,988,549
	Tobacco – 2.4%
27,323	Altria Group, Inc.	1,951,135
12,636	Philip Morris International	1,334,994
	Total Tobacco	3,286,129
	Total Long-Term Investments (cost $105,031,330)	137,517,251

16      NUVEEN

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	INVESTMENT COMPANIES – 0.1%
51,880	BlackRock Liquidity Funds T-Fund Portfolio, (3)	$ 51,880
	Total Short-Term Investments (cost $51,880)	51,880
	Total Investments (cost $105,083,210) – 99.9%	137,569,131
	Other Assets Less Liabilities – 0.1%	173,171
	Net Assets – 100%	$ 137,742,302
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$137,517,251	$ —	$ —	$137,517,251
Short-Term Investments:
Investment Companies	51,880	—	—	51,880
Total	$137,569,131	$ —	$ —	$137,569,131
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.
Tax cost of investments	$105,199,306
Gross unrealized:
Appreciation	$ 32,819,043
Depreciation	(449,218)
Net unrealized appreciation (depreciation) of investments	$ 32,369,825
NUVEEN      17

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
18      NUVEEN

Nuveen Symphony Mid-Cap Core Fund
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.0%
	COMMON STOCKS – 100.0%
	Aerospace & Defense – 2.3%
2,386	Harris Corporation	$337,977
1,587	Huntington Ingalls Industries Inc	374,056
	Total Aerospace & Defense	712,033
	Airlines – 1.5%
4,282	Delta Air Lines, Inc.	239,792
3,457	Southwest Airlines Co.	226,261
	Total Airlines	466,053
	Auto Components – 0.6%
1,146	Lear Corporation	202,452
	Banks – 4.1%
7,954	Citizens Financial Group Inc.	333,909
11,513	Fifth Third Bancorp	349,304
14,763	KeyCorp	297,770
16,802	Regions Financial Corporation	290,339
	Total Banks	1,271,322
	Beverages – 0.9%
1,173	Constellation Brands, Inc., Class A	268,113
	Biotechnology – 1.2%
2,482	BioMarin Pharmaceutical Inc.	221,320
1,598	Incyte Pharmaceuticals Inc, (2)	151,346
	Total Biotechnology	372,666
	Building Products – 1.9%
5,303	Jeld-Wen Holding, Inc, (2)	208,779
8,936	Masco Corporation	392,648
	Total Building Products	601,427
	Capital Markets – 6.5%
2,960	CBOE Holdings Inc	368,786
6,299	E*Trade Group Inc.	312,242
4,214	Intercontinental Exchange Group, Inc	297,340
2,420	Moody's Corporation	357,216
2,409	MSCI Inc.	304,835
5,178	SEI Investments Company	372,091
	Total Capital Markets	2,012,510
NUVEEN      19

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Chemicals – 5.1%
1,946	Albemarle Corporation	$248,874
4,074	Axalta Coating Systems Limited, (2)	131,835
2,046	Celanese Corporation, Class A	219,086
2,159	FMC Corporation	204,371
5,877	Huntsman Corporation	195,645
6,847	Olin Corporation	243,616
3,112	Westlake Chemical Corporation	331,521
	Total Chemicals	1,574,948
	Commercial Services & Supplies – 1.6%
812	Cintas Corporation	126,534
5,501	Republic Services, Inc.	371,923
	Total Commercial Services & Supplies	498,457
	Communications Equipment – 1.5%
7,336	Ciena Corporation	153,543
2,179	Palo Alto Networks, Incorporated	315,824
	Total Communications Equipment	469,367
	Construction Materials – 1.1%
2,907	Eagle Materials Inc.	329,363
	Distributors – 1.5%
4,678	LKQ Corporation	190,254
2,105	Pool Corporation	272,913
	Total Distributors	463,167
	Diversified Financial Services – 1.2%
7,629	Voya Financial Inc.	377,407
	Electrical Equipment – 1.4%
2,227	Rockwell Automation, Inc.	437,271
	Electronic Equipment, Instruments & Components – 1.4%
716	SYNNEX Corporation	97,340
7,992	Trimble Navigation Limited, (2)	324,795
	Total Electronic Equipment, Instruments & Components	422,135
	Energy Equipment & Services – 0.9%
11,791	Patterson-UTI Energy, Inc	271,311
	Equity Real Estate Investment Trust – 7.9%
11,319	CareTrust REIT Inc.	189,706
5,000	DCT Industrial Trust Inc	293,900
9,731	Duke Realty Corporation	264,780
553	Equinix Inc.	250,631
6,455	Gaming and Leisure Properties Inc.	238,835
12,188	Host Hotels & Resorts Inc.	241,932
20      NUVEEN

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
6,565	Park Hotels & Resorts, Inc	$188,744
4,875	QTS Realty Trust Inc., Class A	264,030
5,438	UDR Inc	209,472
8,751	Weyerhaeuser Company	308,560
	Total Equity Real Estate Investment Trust	2,450,590
	Food Products – 1.5%
1,110	Ingredion Inc	155,178
5,399	Lamb Weston Holding, Inc	304,774
	Total Food Products	459,952
	Health Care Equipment & Supplies – 3.6%
3,434	Edwards Lifesciences Corporation, (2)	387,046
2,766	Hologic Inc	118,246
458	Intuitive Surgical, Inc.	167,143
3,578	Zimmer Biomet Holdings, Inc.	431,757
	Total Health Care Equipment & Supplies	1,104,192
	Health Care Providers & Services – 0.8%
1,266	CIGNA Corporation	257,112
	Hotels, Restaurants & Leisure – 4.5%
1,671	Dominos Pizza Inc.	315,752
2,261	Hilton Grand Vacations, Inc., (2)	94,849
2,236	Marriott International, Inc., Class A	303,492
4,429	Norwegian Cruise Line Holdings Limited, (2)	235,844
2,592	Royal Caribbean Cruises Limited	309,174
9,077	The Wendy's Company	149,045
	Total Hotels, Restaurants & Leisure	1,408,156
	Household Durables – 1.4%
1,535	Mohawk Industries Inc, (2)	423,506
	Household Products – 0.7%
4,650	Church & Dwight Company Inc.	233,290
	Insurance – 4.4%
1,928	AON PLC	258,352
3,765	Lincoln National Corporation	289,415
8,466	Progressive Corporation	476,805
4,981	WR Berkley Corporation	356,889
	Total Insurance	1,381,461
	IT Services – 4.8%
2,434	DXC Technology Company	230,987
4,260	Fidelity National Information Services	400,823
10,367	First Data Corporation, Class A	173,233
NUVEEN      21

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
2,912	Fiserv, Inc.	$381,850
4,172	Vantiv Inc., Class A, (2)	306,851
	Total IT Services	1,493,744
	Life Sciences Tools & Services – 2.0%
5,718	Agilent Technologies, Inc.	382,934
7,037	Bruker Biosciences Corporation	241,510
	Total Life Sciences Tools & Services	624,444
	Machinery – 7.2%
6,351	Donaldson Company, Inc.	310,882
2,152	Fortive Corporation	155,697
4,257	Graco Inc.	192,502
1,683	John Bean Technologies Corporation	186,477
3,202	Lincoln Electric Holdings Inc.	293,239
2,268	Stanley Black & Decker Inc	384,857
4,701	Timken Company	231,054
1,575	Wabtec Corporation	128,252
14,957	Welbilt Incorporation, (2)	351,639
	Total Machinery	2,234,599
	Media – 0.8%
8,294	Lions Gate Entertainment Corporation, Equity, Class B, (2)	263,252
	Metals & Mining – 0.9%
14,337	Freeport-McMoRan, Inc	271,830
	Multiline Retail – 0.4%
5,376	Macy's, Inc.	135,421
	Multi-Utilities – 4.9%
5,185	Ameren Corporation	305,863
10,793	CenterPoint Energy, Inc.	306,090
6,284	CMS Energy Corporation	297,233
2,988	DTE Energy Company	327,067
4,061	WEC Energy Group, Inc	269,772
	Total Multi-Utilities	1,506,025
	Oil, Gas & Consumable Fuels – 3.7%
5,317	Cheniere Energy Inc.	286,267
1,762	Concho Resources Inc., (2)	264,688
15,425	Marathon Oil Corporation	261,145
6,028	ONEOK, Inc	322,197
	Total Oil, Gas & Consumable Fuels	1,134,297
	Professional Services – 0.8%
2,100	Dun and Bradstreet Inc.	248,661
22      NUVEEN

Shares	Description (1)	Value
	Road & Rail – 1.6%
2,580	Kansas City Southern Industries	$271,467
2,057	Landstar System	214,134
	Total Road & Rail	485,601
	Semiconductors & Semiconductor Equipment – 3.6%
3,368	Analog Devices, Inc.	299,853
3,846	Inphi Corporation, (2)	140,764
2,139	KLA-Tencor Corporation	224,745
5,544	Microsemi Corporation	286,347
4,584	Versum Materials, Inc	173,504
	Total Semiconductors & Semiconductor Equipment	1,125,213
	Software – 4.8%
1,536	Ansys Inc	226,698
1,890	Electronic Arts Inc., (2)	198,564
1,377	Intuit, Inc.	217,263
5,094	Parametric Technology Corporation, (2)	309,562
2,369	Red Hat, Inc.	284,517
2,822	Synopsys Inc.	240,547
	Total Software	1,477,151
	Specialty Retail – 2.5%
1,621	Burlington Store Inc, (2)	199,432
2,477	Lithia Motors Inc., Class A	281,362
2,963	Tiffany & Co.	308,004
	Total Specialty Retail	788,798
	Technology Hardware, Storage & Peripherals – 0.6%
2,476	Western Digital Corporation	196,916
	Textiles, Apparel & Luxury Goods – 0.6%
1,677	Carter's Inc	197,031
	Thrifts & Mortgage Finance – 0.8%
5,217	Walker & Dunlop Inc, (2)	247,807
	Trading Companies & Distributors – 0.5%
3,558	HD Supply Holdings Inc., (2)	142,426
	Total Long-Term Investments (cost $24,275,950)	31,041,477

NUVEEN      23

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	INVESTMENT COMPANIES – 0.1%
14,826	BlackRock Liquidity Funds T-Fund Portfolio, (3)	$ 14,826
	Total Short-Term Investments (cost $14,826)	14,826
	Total Investments (cost $24,290,776) – 100.1%	31,056,303
	Other Assets Less Liabilities – (0.1)%	(20,541)
	Net Assets – 100%	$ 31,035,762
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$31,041,477	$ —	$ —	$31,041,477
Short-Term Investments:
Investment Companies	14,826	—	—	14,826
Total	$31,056,303	$ —	$ —	$31,056,303
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.
Tax cost of investments	$24,348,339
Gross unrealized:
Appreciation	$ 6,917,367
Depreciation	(209,403)
Net unrealized appreciation (depreciation) of investments	$ 6,707,964
24      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
REIT	Real Estate Investment Trust
NUVEEN      25

Nuveen Symphony Small Cap Core Fund
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 2.4%
6,066	BWX Technologies, Inc	$366,933
1,909	Huntington Ingalls Industries Inc	449,951
	Total Aerospace & Defense	816,884
	Airlines – 1.2%
8,690	Spirit Airline Holdings, (2)	389,746
	Banks – 8.8%
8,459	Bank of the Ozarks, Inc	409,839
5,660	Banner Corporation	311,979
5,458	FCB Financial Holdings, Inc., Class A, (2)	277,266
7,898	German American Bancorp, Inc	279,036
5,315	Hancock Holding Company	263,093
7,823	Metropolitan Bank Holding Co, (2)	329,348
7,137	Trico Bancshares	270,207
5,383	Western Alliance Bancorporation	304,786
6,102	Wintrust Financial Corporation	502,622
	Total Banks	2,948,176
	Beverages – 0.7%
1,089	Coca-Cola Bottling Company Consolidated	234,418
	Biotechnology – 1.0%
6,152	Bioverativ, Inc	331,716
	Building Products – 2.3%
15,362	Armstrong Flooring, Inc, (2)	259,925
12,713	Jeld-Wen Holding, Inc	500,511
	Total Building Products	760,436
	Capital Markets – 3.1%
8,783	LPL Investments Holdings Inc	501,861
6,029	Piper Jaffray Companies	520,001
	Total Capital Markets	1,021,862
	Chemicals – 6.0%
10,814	AdvanSix, Inc	454,945
4,757	Chemours Company	238,135
9,543	GCP Applied Technologies, Inc, (2)	304,422
5,010	Ingevity Corporation	353,055
10,746	Olin Corporation	382,343
26      NUVEEN

Shares	Description (1)	Value
	Chemicals (continued)
29,081	Platform Specialty Products Corporation, (2)	$ 288,483
	Total Chemicals	2,021,383
	Commercial Services & Supplies – 1.8%
8,439	Waste Connections Inc	598,663
	Construction & Engineering – 0.9%
6,040	MasTec Inc, (2)	295,658
	Construction Materials – 2.0%
3,272	Eagle Materials Inc.	370,717
9,872	Summit Materials, Inc., Class A, (2)	310,376
	Total Construction Materials	681,093
	Consumer Finance – 4.9%
27,831	Enova International, Inc, (2)	423,031
14,880	Green Dot Corporation, Class A, (2)	896,669
17,126	Santander Consumer USA Holdings Inc	318,886
	Total Consumer Finance	1,638,586
	Containers & Packaging – 0.7%
4,123	Berry Plastics Corporation, (2)	241,896
	Distributors – 1.3%
3,445	Pool Corporation	446,644
	Diversified Telecommunication Services – 0.2%
45,960	Globalstar, Inc, (2)	60,208
	Electronic Equipment, Instruments & Components – 1.2%
2,934	SYNNEX Corporation	398,877
	Energy Equipment & Services – 0.9%
12,584	Patterson-UTI Energy, Inc	289,558
	Equity Real Estate Investment Trust – 7.5%
7,780	CyrusOne Inc	463,143
5,750	DCT Industrial Trust Inc	337,985
17,273	Four Corners Property Trust, Inc	443,916
2,551	PS Business Parks Inc	319,105
32,179	Spirit Realty Capital Inc	276,096
12,452	STAG Industrial Inc	340,313
3,473	Sun Communities Inc	322,225
	Total Equity Real Estate Investment Trust	2,502,783
	Food & Staples Retailing – 1.3%
13,519	Performance Food Group Company, (2)	447,479
NUVEEN      27

Nuveen Symphony Small Cap Core Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Food Products – 2.0%
7,970	B&G Foods Inc	$280,146
6,916	Lamb Weston Holding, Inc	390,408
	Total Food Products	670,554
	Gas Utilities – 0.8%
3,672	Spire, Inc	275,951
	Health Care Equipment & Supplies – 1.7%
9,272	Merit Medical Systems, Inc, (2)	400,550
740	Teleflex Inc	184,127
	Total Health Care Equipment & Supplies	584,677
	Health Care Providers & Services – 2.0%
4,906	Molina Healthcare Inc, (2)	376,192
8,241	Tivity Health Inc, (2)	301,209
	Total Health Care Providers & Services	677,401
	Health Care Technology – 0.9%
21,493	Quality Systems Inc	291,875
	Hotels, Restaurants & Leisure – 7.0%
17,163	Eldorado Resorts Inc, (2)	568,953
27,205	La Quinta Holdings Inc, (2)	502,204
22,172	Penn National Gaming, Inc, (2)	694,649
11,015	Scientific Games Corporation, Class A, (2)	565,070
	Total Hotels, Restaurants & Leisure	2,330,876
	Household Products – 0.8%
2,147	WD 40 Company	253,346
	Insurance – 3.0%
5,836	Argo Group International Holdings Inc	359,789
3,964	Primerica Inc	402,544
5,182	Valdius Holdings Limited	243,140
	Total Insurance	1,005,473
	Internet Software & Services – 2.3%
15,784	Box, Inc., Class A, (2)	333,358
9,031	GoDaddy, Inc., Class A, (2)	454,079
	Total Internet Software & Services	787,437
	IT Services – 2.3%
11,120	Square Inc., Class A, (2)	385,530
2,799	WEX, Inc, (2)	395,303
	Total IT Services	780,833
	Life Sciences Tools & Services – 2.1%
3,755	Charles River Laboratories International, Inc., (2)	410,985
28      NUVEEN

Shares	Description (1)	Value
	Life Sciences Tools & Services (continued)
6,602	INC Research Holdings Inc., Class A, (2)	$ 287,847
	Total Life Sciences Tools & Services	698,832
	Machinery – 3.7%
9,392	Chart Industries, Inc, (2)	440,109
3,616	John Bean Technologies Corporation	400,653
17,447	Welbilt Incorporation	410,179
	Total Machinery	1,250,941
	Media – 1.5%
6,287	Nexstar Broadcasting Group, Inc., Class A	491,643
	Multi-Utilities – 1.0%
7,046	Unitil Corp	321,438
	Oil, Gas & Consumable Fuels – 1.5%
5,962	CVTR Energy Inc	222,025
5,267	PDC Energy Inc	271,461
	Total Oil, Gas & Consumable Fuels	493,486
	Pharmaceuticals – 1.2%
9,432	Catalent, Inc, (2)	387,467
	Road & Rail – 0.9%
3,914	Genesee & Wyoming Inc., Class A, (2)	308,149
	Semiconductors & Semiconductor Equipment – 3.2%
15,369	Axcelis Technologies Inc., (2)	441,090
18,291	Cypress Semiconductor Corporation	278,755
5,636	Integrated Device Technology, Inc.	167,558
4,894	Synaptics, Inc, (2)	195,467
	Total Semiconductors & Semiconductor Equipment	1,082,870
	Software – 4.7%
3,698	Aspen Technology Inc, (2)	244,808
6,201	Bottomline Technologies, Inc, (2)	215,051
6,078	Parametric Technology Corporation	369,360
6,826	Take-Two Interactive Software, Inc., (2)	749,358
	Total Software	1,578,577
	Thrifts & Mortgage Finance – 4.0%
4,415	Meta Financial Group, Inc	409,050
8,637	Radian Group Inc.	178,008
12,294	United Financial Bancorp Inc	216,866
10,960	Walker & Dunlop Inc	520,600
	Total Thrifts & Mortgage Finance	1,324,524
NUVEEN      29

Nuveen Symphony Small Cap Core Fund (continued)
Portfolio of Investments	December 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Trading Companies & Distributors – 3.8%
4,629	Herc Holdings, Inc, (2)	$289,822
12,591	Triton International Limited of Bermuda	471,533
2,989	Watsco Inc	508,249
	Total Trading Companies & Distributors	1,269,604
	Total Long-Term Investments (cost $24,355,337)	32,992,020

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.4%
	INVESTMENT COMPANIES – 1.4%
467,838	BlackRock Liquidity Funds T-Fund Portfolio, (3)	$ 467,838
	Total Short-Term Investments (cost $467,838)	467,838
	Total Investments (cost $24,823,175) – 100.0%	33,459,858
	Other Assets Less Liabilities – (0.0)%	(4,409)
	Net Assets – 100%	$ 33,455,449
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$32,992,020	$ —	$ —	$32,992,020
Short-Term Investments:
Investment Companies	467,838	—	—	467,838
Total	$33,459,858	$ —	$ —	$33,459,858
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
30      NUVEEN

The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.
Tax cost of investments	$24,823,324
Gross unrealized:
Appreciation	$ 9,027,586
Depreciation	(391,052)
Net unrealized appreciation (depreciation) of investments	$ 8,636,534
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
NUVEEN      31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2018